Trade and other receivables, net	12 Months Ended
Dec. 31, 2017
Disclosure of trade and other receivables, net [Abstract]
Disclosure of trade and other receivables [text block]
7.	Trade and other receivables, net

The balance of trade and other receivables, net of allowance for doubtful accounts, is comprised as follows as of December 31, 2017 and 2016:

	2017	2016
Current
Customers
Foreign	2,052,829	1,366,322
Domestic	1,533,058	1,180,577
Fuel price stabilization fund (1)	2,256,312	1,203,811
Related parties (Note 31)	23,013	97,730
Industrial services	26,223	60,025
Accounts receivable from employees (2)	34,461	42,407
Other	173,022	261,829
	6,098,918	4,212,701

Non-current
Accounts receivable from employees (2)	484,504	425,468
Related parties (Note 31)	154,810	170,121
Fuel price stabilization fund (1)	77,510	77,510
Other	60,308	56,311
	777,132	729,410

(1)
Accounts receivable from the Ministry of Finance and Public Credit, arising from the differences between the international parity price of regular motor gasoline and diesel and the prices charged by the Group, in accordance with Resolution 180522 issued on March 29, 2010, as amended. The Ministry of Finance and Public Credit actually settles the payments.

(2)	Ecopetrol transferred the administration, management and control of loans granted to employees to Cavipetrol (“Corporación de los trabajadores de la Empresa Colombiana de Petróleos Ecopetrol S.A.”).

The following shows the changes in the allowance for doubtful accounts for the year ended December 31, 2017 and 2016:

	2017	2016
Opening balance	144,329	160,406
Additions of allowances, net	35,229	19,438
Accounts receivable write-off and uses	(9,542)	(35,515)
Closing balance	170,016	144,329